UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

February 13, 2026
Date of Report

H.I.G. Realty Credit Investments, LLC
(Exact name of securitizer as specified in its charter)

N/A	0001996096
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Steven Z. Schwartz, (212) 294-7214

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), H.I.G. Realty Credit Investments, LLC has indicated by check mark that there is no activity for the annual period.

Explanatory Note:

We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets, and (iii) identifying each trustee and servicer for the Covered Transactions.

Item 1.03 Notice of Termination of Duty to File Reports Under Rule 15Ga-1

The date of the last payment on the last asset-backed security outstanding that was issued by the securitizer, or by an affiliate of the securitizer, was November 20, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 13, 2026	H.I.G. Realty Credit Investments, LLC

	By:	/s/ Richard Siegel
		Name:	Richard Siegel
(Authorized Signatory)